1933 Act File No. 333-37227
                                                  1940 Act File No. 811-08405






                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A EL/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933                                                                [X]
         Pre-Effective Amendment No.          1                        [X]
         Post-Effective Amendment No.                                  [ ]
                                                              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
         COMPANY ACT OF 1940                                           [X]
         Amendment No.                        1                        [X]
                                             ---

                      EVERGREEN SELECT MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                                  (617) 210-3200
                         (Registrant's Telephone Number)

                          Dorothy E. Bourassa, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


         Registrant declares that it hereby elects pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 to register by this Registration Statement an indefinite number or amount of shares of its Evergreen Select 100% Treasury Money Market Fund series under the Securities Act of 1933, as amended.



                     Approximate Date of Proposed Offering:
                 As soon as practicable after the effective date
                         of the Registration Statement.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

         This Registration Statement on Form N-1A of the Registrant consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                  Contents Page

                              Cross-Reference Sheet

                                     PART A

        Prospectuses of Evergreen Select 100% Treasury Money Market Fund

                                     PART B

                       Statement of Additional Information

                                     PART C

                                    Exhibits

                           Number of Security Holders

                                 Indemnification

              Business and Other Connections of Investment Advisers

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933


ITEM OF PART A OF FORM N-1A                     LOCATION IN PROSPECTUS

1.       Cover Page                             Cover Page
2.       Synopsis and Fee Table                 Cover Page; Expenses
3.       Condensed Financial                    Not applicable.
         Information
4.       General Description of                 Cover Page; Fund Details
         Registrant
5.       Management of the Fund                 Fund Details
6.       Capital Stock and Other                Fund Details; Buying and
         Securities                             Selling Shares
7.       Purchase of Securities                 Buying and Selling
         Being Offered                          Shares
8.       Redemption or Repurchase               Buying and Selling
                                                Shares
9.       Pending Legal Proceedings              Not Applicable.


ITEM IN PART B OF FORM N-1A                     LOCATION IN STATEMENT OF
                                                ADDITIONAL INFORMATION

10.      Cover Page                              Cover Page
11.      Table of Contents                       Table of Contents
12.      General Information and                 Not Applicable.
         History
13.      Investment Objectives and               Securities and Investment
         Policies                                Practices; Investment
                                                 Restrictions and Guidelines
14.      Management of the Fund                  Investment Advisory
                                                 Services
15.      Control Persons and                     Control Persons and
         Principal Holders of                    Principal Holders of
         Securities                              Securities
16.      Investment Advisory and                 Investment Advisory and
         Other Services                          Other Services
17.      Brokerage Allocation                    Brokerage Allocation and
                                                 Other Practices
18.      Capital Stock and Other                 Description of Shares;
         Securities                              Voting Rights; Limitation
                                                 of Trustees' Liability
19.      Purchase, Redemption and                Purchase, Redemption and
         Pricing of Securities                   Pricing of Securities Being
         Being Offered                           Offered
20.      Tax Status                              Additional Tax Information
21.      Underwriters                            Principal Underwriter
22.      Calculation of                          Calculation of Performance
         Performance Data                        Data
23.      Financial Statements                    Not
                                                 applicable.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                 PROSPECTUS(ES)

----------------------------------------------------------------------------
   PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[EVERGREEN LOGO APPEARS HERE]




EVERGREEN SELECT MONEY MARKET/LIMITED DURATION FUNDS


----------------------------------------------------------------------------

Evergreen Select 100% Treasury Money Market Fund
Evergreen Select Limited Duration Fund
(Each a "Fund," together the "Funds")




INSTITUTIONAL SHARES





     This prospectus explains important information about the Institutional Shares of the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, call 1-800-633-2700 for a free copy
of the Fund's statement of additional information ("SAI") dated November   ,
1997, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:


o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



     An investment in the Select 100% Treasury Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Select 100% Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
          Each Fund's Investment Objective       3
          Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       6
          How To Buy Shares                      6
          How To Redeem Shares                   7
          Additional Transaction Policies        8
          Exchanges                              9
          Dividends                              9
          Taxes                                  9
          Shareholder Services                  10


 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information and Policies        11
          Fund Performance                      12

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending February 28, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."




                                                    Management                     Other         Total Operating
                                                       Fees                      Expenses        Expenses (After
 Annual Fund Operating Expenses                   (After Expense     12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)    Reimbursements)1    Fees     Reimbursements)   Reimbursements)1
Evergreen Select 100% Treasury Money Market
Fund                                                  0.15%          None          0.05%              0.20%
Evergreen Select Limited Duration Fund                0.20%          None          0.10%              0.30%
 Example of Fund Expenses                             1 year        3 years
Evergreen Select 100% Treasury Money Market
Fund                                             $              2   $     6
Evergreen Select Limited Duration Fund           $              3   $    10


--------

(1) The Fund's investment adviser has voluntarily agreed to limit the Fund's investment advisory fee of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.15% and 0.20%, respectively. Without such waiver the Management Fee set forth above would be 0.25% and 0.30%, respectively. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.05% and 0.10%, respectively. Without this limitation, Other Expenses of the Funds would be 0.08% and 0.17% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be 0.38% and 0.57%, respectively of average daily net assets.

--------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

--------------------------------------------------------------------------------

EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. In addition, the Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund seeks to achieve its investment objective by investing only in U.S. Treasury Securities. There is no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share.



     The Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7.




     Evergreen Select Limited Duration Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation. The average portfolio duration of the Fund will normally vary from one to three years based on the Fund's adviser's forecast for interest rates. The Fund seeks a return that exceeds the return of its benchmark, the Merrill Lynch 1-3 Year Treasury Bond Index.


     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund invests only in U.S. dollar denominated securities.

     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures and options on futures. The Fund may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.


     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The Evergreen Select 100% Treasury Money Market Fund may only invest in U.S. Treasury Securities. U.S. Treasury Securities are high quality debt securities that are issued by the U.S. Treasury, such as Treasury bills, notes and bonds. U.S. Treasury Securities are guaranteed as to principal and interest and are supported by the full faith and credit of the United States. In addition to U.S. Treasury Securities, Evergreen Limited Duration Fund may invest in U. S. government securities that are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


     The following types of securities are those in which only the Evergreen Select Limited Duration Fund may invest:


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. Unfavorable changes in foreign country's currency may adversely affect the value of foreign securities held by the Fund. All of these factors can make foreign investments more volatile than U.S. investments.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     When you buy shares of the Evergreen Select Limited Duration Fund, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculates Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES


     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.



Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.



     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.



     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since the Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. Generally, the Fund pays redemption proceeds within seven days.


     When you sell shares of the Evergreen Select Limited Duration Fund, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV.


     Generally, the Funds pay redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES


How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. The Evergreen Select Limited Duration Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The securities in the Evergreen Select 100% Treasury Money Market Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


     The Evergreen Select Limited Duration Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.



Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES


     You may exchange Institutional Shares of the Funds for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.



     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.



     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS


     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.



Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES


     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.



     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS



Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. The Evergreen Select 100% Treasury Money Market Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Money Market Trust." The Evergreen Select Limited Duration Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trusts"). The Trusts are Delaware business trusts organized on September 17, 1997.


Board of Trustees. The Trusts are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.



Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.



     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FUNB an annual fee for its services equal to 0.25% of average daily net assets. The Evergreen Select 100% Treasury Money Market Fund pays an annual fee equal to 0.25% of average daily net assets. The Evergreen Select Limited Duration Fund pays an annual fee equal to 0.30% of average daily net assets. FUNB has voluntarily agreed to limit each Fund's advisory fee to 0.15% and 0.20%, respectively. FUNB currently intends to continue limiting each Fund's advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.


Portfolio Managers. The portfolio managers of the Evergreen Select Limited Duration Fund are George Prattos, David Fowley and Bradley B. Ridinger.


     George Prattos. George Prattos has over 18 years of investment experience. Since joining First Union in 1991, Mr. Prattos has been a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system. Mr. Prattos recently became a Senior Vice President of First Union this year.

     David Fowley. David Fowley has over five years of investment experience. Mr. Fowley joined First Union in 1992 as a Trust Investment Associate. Prior to becoming an Assistant Vice President and Portfolio Manager of First Union this year, Mr. Fowley served as a Trust Investment Officer from 1994-1997.


     Bradley B. Ridinger. Brad Ridinger, CFA, has over 10 years of investment management experience. Since joining First Union in 1987, Mr. Ridinger has been a Vice President and Senior Portfolio Manager.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.050%                     on the first $7 billion
              0.035%                     on the next $3 billion
              0.030%                     on the next $5 billion
              0.020%                     on the next $10 billion
              0.015%                     on the next $5 billion
              0.010%               on assets in excess of $30 billion


OTHER INFORMATION AND POLICIES


Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Evergreen Select Limited Duration Fund is not expected to exceed 100%.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.

FUND PERFORMANCE


Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Limited Duration Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.

     The quoted performance data includes the performance of the CTF for periods before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTF's performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.

                                                            10 Years
                                                            or since   Inception
Fund Name (Predecessor CTF)   1 Year    3 Years   5 Years   Inception    Date
---------------------------   ------    -------   -------   ---------  ---------
Evergreen Select Limited
  Duration Fund (Short Term
  Investment Management
  Fund-Taxable)               6.52%     6.90%       N/A     6.40%       4/30/94
     Institutional Shares



General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, other industry publications or various indexes.



For more information on the Fund's performance, see the SAI.

Investment Adviser
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



63185
541906

----------------------------------------------------------------------------
   PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

                                                 [EVERGREEN LOGO APPEARS HERE]




EVERGREEN SELECT MONEY MARKET/LIMITED DURATION FUNDS


----------------------------------------------------------------------------

Evergreen Select 100% Treasury Money Market Fund
Evergreen Select Limited Duration Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES




     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, call 1-800-343-3453 for a free copy
of the Fund's statement of additional information ("SAI") dated November   ,
1997, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:


o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



     An investment in the Select 100% Treasury Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Select 100% Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
          Each Fund's Investment Objective       3
          Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       6
          How To Buy Shares                      6
          How To Redeem Shares                   7
          Additional Transaction Policies        8
          Exchanges                              9
          Dividends                              9
          Taxes                                  9
          Shareholder Services                  10


 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information and Policies        11
          Fund Performance                      12

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending February 28, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."




                                                    Management                     Other         Total Operating
                                                       Fees                      Expenses        Expenses (After
 Annual Fund Operating Expenses                   (After Expense     12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)    Reimbursements)1    Fees     Reimbursements)   Reimbursements)1
Evergreen Select 100% Treasury Money Market
Fund                                                  0.15%          0.25%         0.05%              0.45%
Evergreen Select Limited Duration Fund                0.20%          0.25%         0.10%              0.55%
 Example of Fund Expenses                             1 year        3 years
Evergreen Select 100% Treasury Money Market
Fund                                             $              5   $    14
Evergreen Select Limited Duration Fund           $              7   $    21


--------

(1) The Fund's investment adviser has voluntarily agreed to limit the Fund's investment advisory fee of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.15% and 0.20%, respectively. Without such waiver the Management Fee set forth above would be 0.25% and 0.30%, respectively. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.05% and 0.10%, respectively. Without this limitation, Other Expenses of the Funds would be 0.08% and 0.17% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be 0.63% and 0.82%, respectively of average daily net assets.

--------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

--------------------------------------------------------------------------------

EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. In addition, the Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund seeks to achieve its investment objective by investing only in U.S. Treasury Securities. There is no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share.



     The Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7.




     Evergreen Select Limited Duration Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation. The average portfolio duration of the Fund will normally vary from one to three years based on the Fund's adviser's forecast for interest rates. The Fund seeks a return that exceeds the return of its benchmark, the Merrill Lynch 1-3 Year Treasury Bond Index.


     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund invests only in U.S. dollar denominated securities.

     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures and options on futures. The Fund may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.


     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The Evergreen Select 100% Treasury Money Market Fund may only invest in U.S. Treasury Securities. U.S. Treasury Securities are high quality debt securities that are issued by the U.S. Treasury, such as Treasury bills, notes and bonds. U.S. Treasury Securities are guaranteed as to principal and interest and are supported by the full faith and credit of the United States. In addition to U.S. Treasury Securities, Evergreen Limited Duration Fund may invest in U. S. government securities that are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


     The following types of securities are those in which only the Evergreen Select Limited Duration Fund may invest:


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. Unfavorable changes in a foreign country's currency may adversely affect the value of foreign securities held by the Fund. All of these factors can make foreign investments more volatile than U.S. investments.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     When you buy shares of the Evergreen Select Limited Duration Fund, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculates Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES


     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.



Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.



How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.



     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since the Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. Generally, the Fund pays redemption proceeds within seven days.


     When you sell shares of the Evergreen Select Limited Duration Fund, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV.


     Generally, the Funds pay redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.




     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES


How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. The Evergreen Select Limited Duration Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The securities in the Evergreen Select 100% Treasury Money Market Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


     The Evergreen Select Limited Duration Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.



Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES


     You may exchange Institutional Service Shares of the Funds for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.



     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.



     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS


     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.



Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES


     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.



     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.




Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. The Evergreen Select 100% Treasury Money Market Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Money Market Trust." The Evergreen Select Limited Duration Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trusts"). The Trusts are Delaware business trusts organized on September 17, 1997.


Board of Trustees. The Trusts are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.



Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.



     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FUNB an annual fee for its services equal to 0.25% of average daily net assets. The Evergreen Select 100% Treasury Money Market Fund pays an annual fee equal to 0.25% of average daily net assets. The Evergreen Select Limited Duration Fund pays an annual fee equal to 0.30% of average daily net assets. FUNB has voluntarily agreed to limit each Fund's advisory fee to 0.15% and 0.20%, respectively. FUNB currently intends to continue limiting each Fund's advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.


Portfolio Managers. The portfolio managers of the Evergreen Select Limited Duration Fund are George Prattos, David Fowley and Bradley B. Ridinger.


     George Prattos. George Prattos has over 18 years of investment experience. Since joining First Union in 1991, Mr. Prattos has been a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system. Mr. Prattos recently became a Senior Vice President of First Union this year.

     David Fowley. David Fowley has over five years of investment experience. Mr. Fowley joined First Union in 1992 as a Trust Investment Associate. Prior to becoming an Assistant Vice President and Portfolio Manager of First Union this year, Mr. Fowley served as a Trust Investment Officer from 1994-1997.


     Bradley B. Ridinger. Brad Ridinger, CFA, has over 10 years of investment management experience. Since joining First Union in 1987, Mr. Ridinger has been a Vice President and Senior Portfolio Manager.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.050%                      on the first $7 billion
              0.035%                      on the next $3 billion
              0.030%                      on the next $5 billion
              0.020%                      on the next $10 billion
              0.015%                      on the next $5 billion
              0.010%                on assets in excess of $30 billion



OTHER INFORMATION AND POLICIES

Distribution Plan.The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Evergreen Select Limited Duration Fund is not expected to exceed 100%.





Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.



FUND PERFORMANCE


Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Limited Duration Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated under "Expense." These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.

     The quoted performance data includes the performance of the CTF for periods before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTF's performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.

                                                            10 Years
                                                            or since   Inception
Fund Name (Predecessor CTF)   1 Year    3 Years   5 Years   Inception    Date
---------------------------   ------    -------   -------   ---------  ---------
Evergreen Select Limited
  Duration Fund (Short Term
  Investment Management
  Fund-Taxable)               6.25%     6.63%       N/A     6.14%       4/30/94
     Institutional Service
     Shares

General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, other industry publications or various indexes.



For more information on the Fund's performance, see the SAI.

Investment Adviser
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



541906

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       EVERGREEN SELECT MONEY MARKET TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700


                       STATEMENT OF ADDITIONAL INFORMATION



                                November 17, 1997



                EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND
                                  (THE "FUND")


     The Fund is a series of an open-end management investment company, known as "Evergreen Select Money Market Trust" (the "Trust").

     This statement of additional information ("SAI") provides additional information about all classes of shares of the Fund listed above. It is not a prospectus and you should read it in conjunction with the prospectuses of the Funds dated November 17, 1997, as supplemented from time to time. You may get a copy of the prospectuses from Evergreen Distributor, Inc.

22730
                                                             1

                                TABLE OF CONTENTS





INVESTMENT POLICIES..........................................................4

         Additional Information on Securities and Investment Practices.......4

         Investment Restrictions And Guidelines...........................   5

MANAGEMENT OF THE TRUST......................................................7

INVESTMENT ADVISORY AND OTHER SERVICES.......................................9

         Investment Adviser..................................................9

         Distributor........................................................10

         Distribution Plan..................................................10

         Additional Service Providers.......................................11



BROKERAGE ALLOCATION AND OTHER PRACTICES....................................12

         Selection of Brokers...............................................12

         Brokerage Commissions..............................................12

         General Brokerage Policies.........................................12



TRUST ORGANIZATION..........................................................13

         Form of Organization...............................................13

         Description of Shares..............................................13

         Voting Rights......................................................13

         Limitation of Trustees' Liability..................................13



PURCHASE, REDEMPTION AND PRICING OF FUND SHARES.............................14

         Exchanges..........................................................14

         How the Fund Values Its Shares.....................................14

         Shareholder Services...............................................14



PRINCIPAL UNDERWRITER.......................................................15



CALCULATION OF PERFORMANCE DATA.............................................15



ADDITIONAL INFORMATION......................................................16



22730
                                                             2

FINANCIAL STATEMENTS........................................................16




22730
                                                             3

                               INVESTMENT POLICIES



         The investment objectives of the Fund and a description of the securities in which the Fund may invest are set forth in the Fund's prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.



ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES



Loans of Securities

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities.

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.



When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations when delivery and payment normally taking place within a month or more after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

         Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         The Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities the Fund has committed to purchase prior to the time when delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.



INVESTMENT RESTRICTIONS AND GUIDELINES



Fundamental Policies

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.



         Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.




         Concentration

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry, except for (a) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and (b) domestic bank money market instruments.



         Issuing Senior Securities

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.



         Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.



         Underwriting Securities Issued by Other Persons

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.



20936
                                                             5

         Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.



         Commodities

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.



         Loans to Other Persons

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.



Guidelines

         Unlike the Fundamental Policies above, to the extent permitted by law, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.



         Diversification

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



         Borrowings

         The Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. The Fund may also borrow an additional 5% of its total assets from banks or others. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.



         Illiquid Securities

         The Fund may not invest more than 10% of its net assets in securities that are illiquid. A security is illiquid when the Fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

20936
                                                             6

         Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.



                             MANAGEMENT OF THE TRUST



         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust, of which Messrs Howell, Salton and Scofield are the only Trustees.

Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of
                                                                     the Board, Director, and Executive Vice President,
                                                                     The London Harness Company; former Managing
                                                                     Partner, Roscommon Capital Corp.; former Chief
                                                                     Executive Officer, Gifford Gifts of Fine Foods;
                                                                     former Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting); and former Director,
                                                                     Keystone Investments, Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix
                                                                     Total Return Fund and Equifax, Inc.; Trustee of
                                                                     Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                     and The Phoenix Big Edge Series Fund; and former
                                                                     President, Morehouse College.


20936
                                                             7




Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

*William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                       agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc. (executive outplacement); Director of
                                                                     Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance
                                                                     Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee,
                                                                     Greater Hartford YMCA; former Director, Vice
                                                                     Chairman and Chief Investment Officer, The
                                                                     Travelers Corporation; former Trustee, Kingswood-
                                                                     Oxford School; and former Managing Director and
                                                                     Consultant, Russell Miller, Inc.

John J. Pileggi, 230                 President and                   Senior Managing Director, Furman Selz LLC since
Park Avenue, Suite 910               Treasurer                       1992; Managing Director from 1984 to 1992;
New York, New York                                                   Consultant to BISYS Fund Services since 1996.

George O. Martinez,                  Secretary                       Senior Vice President and Director of
3435 Stelzer Road                                                    Administration and Regulatory Services, BISYS
Columbus, Ohio                                                       Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988.

*This Trustee may be considered an interested trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of The BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS.

          Listed below is the estimated Trustee compensation for calendar year 1998.

                               COMPENSATION TABLE


 Name Of Person,            Aggregate                 Pension Or                Estimated Annual          Total
Position                   Compensation              Retirement                Benefits Upon             Compensation
                           From Registrant           Benefits Accrued          Retirement                From Registrant
                                                     As Part Of Fund                                     And Fund Complex
                                                     Expenses                                            Paid To Directors
Laurence B.                $2,500                    $0                        $0                        $75,000
Ashkin
Charles A.Austin           $2,500                    $0                        $0                        $75,000
K. Dun Gifford             $2,250                    $0                        $0                        $70,000
James S. Howell            $3,000                    $0                        $0                        $95,000
Leroy Keith Jr.            $2,250                    $0                        $0                        $70,000
Gerald M.                  $2,500                    $0                        $0                        $75,000
McDonnell
Thomas L.                  $2,750                    $0                        $0                        $86,000
McVerry
William Walt Petit         $2,250                    $0                        $0                        $70,000
David M.                   $2,500                    $0                        $0                        $75,000
Richardson
Russell A.                 $2,250                    $0                        $0                        $70,000
Salton,III
Michael S.                 $2,250                    $0                        $0                        $70,000
Scofield
Richard J. Shima           $2,250                    $0                        $0                        $70,000




                     INVESTMENT ADVISORY AND OTHER SERVICES



INVESTMENT ADVISER

         The First Capital Group of First Union National Bank ("FUNB") is the investment adviser (the "Adviser") to the Fund. FUNB is a subsidiary of First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union Corporation and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630.

         Pursuant to the advisory agreement (the "Advisory Agreement") between the Trust and the Adviser, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and independent auditors' charges and expenses;
(3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; and
(14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund.

         The Fund pays the Adviser an annual fee for its services equal to 0.25% of average daily net assets. The Adviser has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net advisory fee of 0.15%.

         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.



DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the fund through broker-dealers and other financial representatives. Its address is 125 55th Street, New York, NY 10019.



DISTRIBUTION PLAN

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Fund has adopted a distribution plan for its Institutional Service Shares (the "Plan") that permits the Fund to deduct up to 0.25% of the Institutional Service class's average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the Plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of the Fund's Institutional Service Class may terminate the Plan.

         The Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Institutional Service Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Trust have determined that the Fund will benefit from the Institutional Service shares distribution plan.



ADDITIONAL SERVICE PROVIDERS



Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Fund based on the total assets of all mutual funds advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following schedule:
0.60% on the first $7 billion; 0.0425% on the next $3 billion; 0.035% on the next $5 billion; 0.025% on the next $10 billion; 0.019% on the next $5 billion and 0.014% on assets in excess of $30 billion.



Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



Independent auditors

         Price Waterhouse LLP audits the Fund's financial statement. The auditor's address is 160 Federal Street, Boston, Massachusetts 02110.

Custodian

         State Street Bank and Trust Company is the Fund's custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is Box 9021, Boston, Massachusetts 02205-9827.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES



SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.



BROKERAGE COMMISSIONS

         The Fund expects to buy and sell its fixed-income securities through principal transactions that are directly from the issuer or from an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. Usually, when the Fund buys a security from an underwriter, the purchase price will include any underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.



GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

                               TRUST ORGANIZATION



FORM OF ORGANIZATION

         The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.



DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.



VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office has been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.



LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES



EXCHANGES

         Investors may exchange shares of any Fund for shares of the same class of any other Evergreen "Select" fund, as described under "Exchanges" in the Fund prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.



HOW THE FUND VALUES ITS SHARES



How and When the Fund Calculates Its Net Asset Value Per Share ("NAV")

         The Fund computes its net asset value twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time). The Fund will not compute its net asset value on days on which there have been no purchases or sales of its shares. Also, the Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each class of shares of the Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.



How the Fund Values the Securities It Owns

         The securities in the Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. In addition, securities for which quotations are not readily available, are valued by a method that the Board of Trustees believes accurately reflects fair value.



SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                              PRINCIPAL UNDERWRITER



         The Distributor is the principal underwriter for the Trust and with respect to each class of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                         CALCULATION OF PERFORMANCE DATA



         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.



                             ADDITIONAL INFORMATION



         Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectuses, statement of additional information or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Funds' prospectuses and SAI omit certain information contained in its registration statement, which you may obtain for a fee from the SEC in Washington, D.C.



                              FINANCIAL STATEMENTS



         Included are the audited statement of assets and liabilities dated November 7, 1997 and the report thereon of Price Waterhouse LLP for the Fund.

                       EVERGREEN SELECT MONEY MARKET TRUST



PART C.           OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

         None

(b)  Exhibits.

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                                          Location
-------    -----------                                                           -----------
  1        Declaration of Trust

  2        By-laws

  3        Not applicable

  4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
           Articles II, V, VI, VIII, IX and By-laws
           Articles II and VI included as part of
           Exhibits 1 and 2 of this Registration
           Statement

  5 Form of Investment Advisory Agreement between the Registrant and First Union National Bank

  6(a) Form of Institutional Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b)     Form of Institutional Service Principal Underwriting
           Agreement between the Registrant and Evergreen Distributor, Inc.

  6(c) Form of Charitable Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  7        Form of Deferred Compensation Plan

  8 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Form of Transfer Agent Agreement between the
           Registrant and Evergreen Service Company.

  9(b) Form of Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  11       Consent of Price Waterhouse, Independent Auditors

  12       Not applicable

  13       Not applicable

  14       Retirement Plans                                                     To be filed by amendment

  15       Form of 12b-1 Distribution Plan for Institutional Service Shares

  16       Not applicable

  17       Not applicable

  18       Multiple Class Plan

  19       Powers of Attorney                                                   Incorporated by reference to Registrant's
                                                                                Registration Statement Filed on October 6, 1997


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF NOVEMBER 7, 1997).

                                                            NUMBER OF
     TITLE OF CLASS                                    RECORD SHAREHOLDERS

     Shares of Beneficial Interest
       without par value:

     Evergreen Select 100% Treasury
          Money Market Fund
               Institutional Class                             1

ITEM 27.  INDEMNIFICATION.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, a copy of which is filed herewith.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal
     Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.


ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     (a) For the information required by this item with respect to the Capital Management Group of First Union National Bank, see the section entitled "Management of the Fund - Investment Adviser" in Part A.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.        Chairman and Chief Executive Officer, First
                                  Union Corporation; Chief Executive Officer and
                                  Chairman, First Union National Bank

Anthony P. Terracciano            President, First Union Corporation; President,
                                  First Union National Bank

John R. Georgius                  Vice Chairman, First Union Corporation; Vice
                                  Chairman, First Union National Bank

Marion A. Cowell, Jr.             Executive Vice President, Secretary & General
                                  Counsel, First Union Corporation; Secretary and Executive Vice President, First Union
                                  National Bank

Robert T. Atwood                  Executive Vice President and Chief Financial
                                  Officer, First Union Corporation; Chief
                                  Financial Officer and Executive Vice President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.


ITEM 29.  PRINCIPAL UNDERWRITERS.

     Evergreen Distributor, Inc. The Director and principal executive officers are:

     Directors: Lynn J. Mangum
                Robert J. McMullan
     Officers:  Lynn J. Mangum          Chairman/CEO
                Robert J. McMullan      Executive Vice President/Treasurer
                J. David Huber          President
                Kevin J. Dell           Vice President/General Counsel/Secretary
                Mark J. Rybarczyk       Senion Vice President
                Dennis Sheehan          Senior Vice President
                Mark Dillon             Senior Vice President
                George Martinez         Senior Vice President
                D'Ray Moore             Vice President
                Dale Smith              Vice President
                Michael Burns           Vice President
                Bruce Treff             Assistant Secretary
                Annamaria Porcaro       Assistant Secretary


     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

          Evergreen Investment Services, Inc. and Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

          First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

          Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02720

          State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable.


ITEM 32.  UNDERTAKINGS.

     The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements of its Evergreen Select 100% Treasury Money Market Fund, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 17th day of November, 1997.


                                        EVERGREEN SELECT MONEY MARKET TRUST

                                        By:      /s/ John J. Pileggi
                                                 ----------------------
                                                 Name:  John J. Pileggi
                                                 Title: President


         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 17th day of November, 1997.

/s/John J. Pileggi                                /s/Thomas L. McVerry*
-------------------------                         -------------------------
John J. Pileggi                                   Thomas L. McVerry
President and Treasurer (Principal                Trustee
Financial and Accounting Officer)

/s/Laurence B. Ashkin*                            /s/William Walt Pettit*
-------------------------                         -------------------------
Laurence B. Ashkin                                William Walt Pettit
Trustee                                           Trustee

/s/Charles A. Austin III*                         /s/David M. Richardson*
-------------------------                         -------------------------
Charles A. Austin III                             David M. Richardson
Trustee                                           Trustee

/s/K. Dun Gifford*                                /s/Russell A. Salton III*
-------------------------                         -------------------------
K. Dun Gifford                                    Russell A. Salton III
Trustee                                           Trustee

/s/James S. Howell*                               /s/Michael S. Scofield*
-------------------------                         -------------------------
James S. Howell                                   Michael S. Scofield
Trustee                                           Trustee

/s/Leroy Keith, Jr.*                              /s/Richard J. Shima*
-------------------------                         -------------------------
Leroy Keith, Jr.                                  Richard J. Shima
Trustee                                           Trustee

/s/Gerald M. McDonnell*
-------------------------
Gerald M. McDonnell
Trustee


*By:   /s/Martin J. Wolin
      -------------------------
       Martin J. Wolin
       Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 19 to this Registration Statement.

                               INDEX TO EXHIBITS

Exhibit
Number     Description
-------    -----------
  5 Form of Investment Advisory Agreement between the Registrant and First Union National Bank

  6(a) Form of Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b) Form of Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(c) Form of Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  7        Form of Deferred Compensation Plan

  8 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Form of Transfer Agent Agreement between the
           Registrant and Evergreen Service Company

  9(b) Form of Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  11       Consent of Independent Auditors

  15       Form of 12b-1 Distribution Plan for Institutional Service Shares

  18       Multiple Class Plan